Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Predecessor Common Stock	Predecessor Additional Paid-In Capital	Predecessor Retained Earnings (Deficit)	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Jan. 01, 2012	$ 134	$ 351,708	$ (55,399)	$ (47,864)	$ 248,579
Balance (in shares) at Jan. 01, 2012	13,362,665
Increase (Decrease) in Stockholders' Equity
Share-based compensation		7,171			7,171
Tax benefits for exercise of stock options		15,801			15,801
Stock option excercise		10			10
Stock option exercise (in shares)	1,880
Net income (loss)			14,324		14,324
Other comprehensive income (loss)				1,191	1,191
Balance at Nov. 14, 2012	134	374,690	(41,075)	(46,673)	287,076
Balance (in shares) at Nov. 14, 2012	13,364,545
Increase (Decrease) in Stockholders' Equity
Issuance of common stock, other						57	299,144			299,201
Issuance of common stock, other (in shares)						56,848,190
Successor options awarded in exchange for Predecessor options							11,091			11,091
Net income (loss)								(9,288)		(9,288)
Other comprehensive income (loss)									6,019	6,019
Balance at Dec. 30, 2012						57	310,235	(9,288)	6,019	307,023
Balance (in shares) at Dec. 30, 2012						56,848,190
Increase (Decrease) in Stockholders' Equity
Issuance of common stock, other							1,700			1,700
Issuance of common stock, other (in shares)						323,000
Net income (loss)								8,171		8,171
Other comprehensive income (loss)									24,965	24,965
Balance at Dec. 29, 2013						57	311,935	(1,117)	30,984	341,859
Balance (in shares) at Dec. 29, 2013						57,171,190
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in IPO, net of issuance costs of $5,368						15	167,697			167,712
Issuance of common stock in IPO, net of issuance costs of $5,368 (in shares)						15,467,500
Issuance of common stock, other							79			79
Issuance of common stock, other (in shares)						9,500
Issuance of restricted stock awards						1	(1)
Issuance of restricted stock awards (in shares)						681,028
Share-based compensation							11,329			11,329
Tax benefits for exercise of stock options							728			728
Stock option excercise						1	(2,217)			(2,216)
Stock option exercise (in shares)						426,170
Net income (loss)								33,118		33,118
Other comprehensive income (loss)									(35,401)	(35,401)
Balance at Dec. 28, 2014						$ 74	$ 489,550	$ 32,001	$ (4,417)	$ 517,208
Balance (in shares) at Dec. 28, 2014						73,755,388